Commitments, contingencies and legal proceedings - Contractual obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contractual obligations
Purchase obligations	€ 5,896
Lease extension options reasonably certain not to be exercised	807	€ 718
Lease termination options expected to be exercised	15	€ 48
2023
Contractual obligations
Purchase obligations	5,308
1 to 3 years
Contractual obligations
Purchase obligations	391
Due between 3 and 5 years
Contractual obligations
Purchase obligations	118
More than 5 years
Contractual obligations
Purchase obligations	79
Leases committed but not yet commenced	192
Within five years
Contractual obligations
Leases committed but not yet commenced	€ 31